Statement of Changes in Net Assets Available for Benefits - EBP 002 [Member]	12 Months Ended
Dec. 31, 2025 USD ($)
EBP Statement of Change in Net Assets Available For Benefit [Line Items]
EBP, Change in Net Asset Available for Benefit Net Income Additions	$ 31,392,016
EBP, Change in Net Asset Available for Benefit, Increase (Decrease) from Gain (Loss) on Investment	30,311,842
EBP, Change in Net Asset Available for Benefit, Increase from Interest and Dividend Income on Investment	1,080,174
EBP Change In Net Asset Available For Benefit Increase	41,889,540
EBP, Change in Net Asset Available for Benefit, Increase from Employer Contribution	4,646,452
EBP, Change in Net Asset Available for Benefit, Increase from Contribution	10,497,524
EBP, Change in Net Asset Available for Benefit, Decrease from Payment to Participant	34,479,290
EBP, Change in Net Asset Available for Benefit, Decrease from Administrative Expense	145,121
EBP Total Deductions	34,624,411
EBP, Change in Net Assets Available for Benefit, Increase in Net Assets before Plan Transfers	7,265,129
EBP, Change in Net Asset Available for Benefit, Transfer to (from) Plan	(74,264)
EBP, Change in Net Asset Available for Benefit, Increase (Decrease)	7,190,865
Beginning of Year	184,641,709
End of Year	191,832,574
EBP, Change in Net Assets for Benefit Increase Decrease For Income Loss On Investment [Abstract]
EBP, Change in Net Asset Available for Benefit Increase For Participant Contribution	$ 5,851,072